Other Assets - Schedule of Prepaid Expense and Other Current Assets (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Jul. 31, 2024 USD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Loan granted to third parties	¥ 36,599 [1]			$ 5,000
Interest rate on loan receivable				8.00%
Other Assets, Noncurrent	39,759	¥ 39,520	$ 5,729
Gold [Member]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Gain from investments	¥ 18,168

[1]	In July 2024, the Company entered into a loan agreement with a third party company to grant it a loan in the amount of USD5.0 million with an interest rate of 8% per annum. The maturity date falls on (i) the date of one year following the relevant loan date, and (ii) another one year term if the borrower determines to extend at its sole discretion. In July 2025, the loan has been fully received.